Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Employment Agreement

On October 1, 2021, the Company entered into an employment agreement (“Duchman Employment Agreement”) with Zalmi Scher Duchman to serve as the Company’s Chief Executive Officer. The Duchman Employment Agreement has a term of three years (“Term”) from the effective date and provides for (i) an annual salary of $120,000 and (ii) a one-time warrant grant of 2,000,000 shares of common stock, with grant a date fair value of $2,714,971, which vested upon issuance, exercisable at $0.001 and expires on October 1, 2026. Mr. Duchman is entitled to vacation, sick and holiday pay and other benefits, in accordance with the Company’s policies established and in effect from time to time. The Company may terminate the Mr. Duchman for cause (as defined in the Duchman Employment Agreement) by giving Mr. Duchman written notice approved by the Board of Directors (“Board”) of such termination, such notice (i) to state in detail the particular act or acts or failure or failures to act that constitute the grounds on which the proposed termination for cause is based and (ii) to be given within six months of the Board learning of such act or acts or failure or failures to act. The Duchman Employment Agreement may be terminated at Board’s discretion during the Term, provided that if Mr. Duchman is terminated without cause, the Company shall pay to Mr. Duchman an amount calculated by multiplying Mr. Duchman monthly salary, at the time of such termination, times the number of months remaining in the Term.

On March 25, 2022, the Company entered into an employment agreement (“May Employment Agreement”) with Camille May to serve as the Company’s Chief Financial Officer. The May Employment Agreement has a term of two years (“Term”) from the effective date and provides for (i) an annual salary of $120,000 and (ii) a one-time warrant grant of 250,000 shares of common stock, with grant a date fair value of $187,280, which vested upon issuance, exercisable at $0.001 and expires on March 27, 2027. Ms. May is entitled to vacation, sick and holiday pay and other benefits, in accordance with the Company’s policies established and in effect from time to time. The Company may terminate the Ms. May for cause (as defined in the May Employment Agreement) by giving Ms. May written notice approved by the Board of Directors of such termination.

Lease Obligation Settlement

On February 22, 2018, the Company entered into a Surrender Agreement with a former landlord for rental obligations dating back to the year ended December 31, 2017 until the space was vacated by the Company on March 31, 2017. Upon executing the Surrender Agreement, the former landlord and the Company agreed that the total rental obligation due was $109,235. The former landlord agreed to $50,000 as full satisfaction of all obligations owed at the time of the Surrender Agreement. The Company agreed to make regular payments on the outstanding rental obligation until paid in full through September 2019; however, there is no penalty if the obligation is not fully paid by such date. As of July 31, 2022 and October 31, 2021, the balance remaining due on this obligation were $21,400 and $22,900, respectively, included in accounts payable on the accompanying unaudited consolidated balance sheets.

Put Option Agreement and Stock Repurchase Agreement

On April 20, 2020, the Company and a stockholder entered into a Put Option Agreement (see Note 3), pursuant to which, among other things, the Company agreed, at the election of the stockholder, to purchase certain shares of common stock from such stockholder no sooner than two years from the date of the Put Option Agreement also referred to herein as Market Period. Pursuant to the Put Option Agreement, in the event that the stockholder does not generate $1.3 million dollars also referred to herein as Total Investment in gross proceeds from the sale of its shares of common stock by the second anniversary of the Put Option Agreement, then the stockholder has the right to cause the Company to purchase shares held by the stockholder at a price equal to the difference between the Total Investment and the net proceeds actually realized by the stockholder from shares of common stock sold during the Market Period and the number of shares of common stock held by the stockholder on the date the put right is exercised. The put right expired fourteen (14) days from end of the Market Period. In connection with the Put Option Agreement, the Company recorded an initial common stock repurchase obligation in the amount of $1.3 million, reflected in the accompanying consolidated balance sheets as common stock repurchase obligation, and reduction of additional paid in capital upon entering the Put Option Agreement. The repurchase obligation is re-assessed by the Company each reporting period and adjusted for the proceeds received by the stockholder from sale of common stock. During the ten months ended October 31, 2021, the Company recorded a reduction of $681,725. During the nine months ended July 31, 2022, the Company recorded a reduction of $113,072. As of July 31, 2022, the Company has recorded an aggregate reduction of $794,797 for net proceeds realized by the stockholder on sale of Company common stock which was reclassified to additional paid in capital. As of July 31, 2022 and October 31, 2021, the Company had $505,203 and $618,275 million of common stock repurchase obligation outstanding, respectively.

On June 30, 2022, the Company and a stockholder entered into a Stock Repurchase Agreement, pursuant to which, among other things, the Company agreed to purchase certain shares of common stock from such stockholder for an aggregate purchase price of $150,000. In connection with this Stock Repurchase Agreement, the Company recorded an initial common stock repurchase obligation in the amount of $150,000 which was recorded in the accompanying consolidated balance sheets as common stock repurchase obligation, and reduction of additional paid in capital upon entering the Stock Repurchase Agreement. The Company shall pay to the Shareholder the Purchase Price in immediately available funds, as follows: (1) $50,000 which was be paid upon the complete execution of this Stock Repurchase Agreement, and the related Settlement Agreement and Release, and the Lock-up and Leak-out Agreement; (2) $50,000 to be paid 30 days after the complete execution of the Stock Repurchase Agreement, the Settlement Agreement and Release, and the Lock-up and Leak-out Agreement; and (3) the final $50,000 to be paid 60 days after the complete execution of the Stock Repurchase Agreement, the Settlement Agreement and Release, and the Lock-up and Leak-out Agreement. As of July 31, 2022, the Company had $100,000 of common stock repurchase obligation outstanding.

Joint Product Development and Distribution Agreement

Corlich Enterprises, Inc

On September 22, 2020, the Company and Corlich Enterprises, Inc., a New Jersey corporation (“Corlich”) entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”), effective the same date, pursuant to which, among other things, Corlich agreed to provide certain commercial services (the “Services”) of Cat Cora, an American professional chef, in order for the Company and Corlich to collaboratively develop a brand of meals (the “Cat Cora Meals”). In consideration for the Services, the Company agreed to (i) pay Corlich a royalty on net revenues generated from (A) the Cat Cora Meals, and (B) Home Bistro and Prime Chop brand orders where a dedicated code is used at purchase, and (ii) issue a warrant to purchase up to 300,000 shares of common stock. The Development Agreement has a three-year term, unless sooner terminated pursuant to its terms.

During the first year of the Development Agreement’s term, Corlich is guaranteed a minimum royalty payment of $109,210. For the second and third year of the Development Agreement’s term, the Development Agreement estimates that Corlich will be guaranteed a minimum royalty payment of $218,380 and $436,770, respectively, subject to the achievement of the prior year’s guaranteed minimum royalty (“GMR”) payment and the parties’ agreement to negotiate in good faith a lower guaranteed minimum royalty if such guaranteed minimum royalty payment is not achieved or to otherwise terminate the Development Agreement. Royalties above the guaranteed minimum royalty are based on an increasing percentage of net revenues generated from the sale of Cat Cora Meals as certain revenue milestones are met as defined in the Distribution Agreement. The GMR is expensed to cost of sales over the term of the Development Agreement. During the ten months ended October 31, 2021, the Company paid an aggregate of $78,260 of accrued royalty fee. During the nine months ended July 31, 2022, the Company paid an aggregate of $49,139 of accrued royalty fee. During the nine months ended July 31, 2022, the Development Agreement was amended by both parties whereby the minimal royalty payment of $109,210 was extended through December 31, 2021 and the increased GMR of $218,380 would begin January 1, 2022 and the $436,770 GMR January 1, 2023. During the nine months ended July 31, 2022, the Company recorded $86,442 of royalty expense related to the GMR. As of July 31, 2022, an aggregate total of $109,199 of accrued royalty fee was reflected, with $61,794 included in accounts payable and $44,405 included in accrued expense and other liabilities in the accompanying unaudited consolidated balance sheets. As of July 31, 2022 and October 31, 2021, a total of $109,199 and $71,896 of accrued royalty fee, respectively, was reflected under accrued expense and other liabilities in the accompanying unaudited consolidated balance sheets.

Hungry Fan Brand, LLC

On February 18, 2021, the Company and Hungry Fan Brand, LLC (“Hungry Fan”) (collectively as “Parties”) entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”), effective the same date. The Development Agreement shall remain in effect for twelve months from the effective. Pursuant to the Development Agreement, the Parties shall jointly contribute and be responsible for the development of the Hungry Fan Meals, under the terms and conditions of the Development Agreement.

For the use of Hungry Fan Meals and all associated intellectual property for the benefit of the Hungry Fan Meals, the Company shall pay to Hungry Fan the following: (i) 10% of all Net Revenue generated from the sale of the Hungry Fan Meals (the “Hungry Fan Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on Hungry Fan Meals less discounts and returns. The Hungry Fan Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Hungry Fan Royalty was earned and; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a Hungry Fan dedicated code was used at the time of purchase (“Hungry Fan Commission”). Upon execution of the Development Agreement, the Company shall provide Hungry Fan with a dedicated code to publicly share for a mutually agreed upon percent off any purchase of Home Bistro and Prime Chop brand orders. The Company shall ensure that the code is valid and in effect for the entire Term. The Hungry Fan Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Hungry Fan Commission was earned.

In addition, subject to the terms and conditions of this Development Agreement, the Company shall pay to Hungry Fan a guaranteed minimum compensation of $24,000 over twelve months (the “GMC”), to be paid in installments of $2,000 per month, by the 10th business day of the following month in which the Hungry Fan Commission was earned. The Parties agree that the Hungry Fan Royalty shall be credited against the Guarantee received to date. During the transitional period ending October 31, 2021, the Company paid $14,000 of GMC. During the nine months ended July 31, 2022, the Company paid an aggregate of $6,000 of accrued royalty fee. As of July 31, 2022 and October 31, 2021, $4,000 and $1,000 of accrued royalty fee, respectively, was reflected under accrued expense and other liabilities in the accompanying unaudited consolidated balance sheets.

Red Velvet XOXO, LLC

On March 19, 2021, the Company and Red Velvet XOXO LLC, a New York corporation (“Red Velvet”) (collectively as “Parties”) entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”), effective the same date. The Development Agreement shall remain in effect for twelve months from the effective date unless sooner terminated as defined in the Development Agreement, or unless extended by mutual agreement of the Parties. Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of desserts, marketed and sold exclusively utilizing Red Velvet’s recipes (the “Red Velvet Desserts”) under the Home Bistro label, under the terms and conditions of the Development Agreement.

For the use of Red Velvet Desserts and all associated intellectual property for the benefit of the Red Velvet Desserts, Bistro shall pay to Red Velvet the following: (i) 10% of all Net Revenue generated from the sale of the Red Velvet Desserts (the “Velvet Desserts Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on Red Velvet Desserts less discounts and returns. The Velvet Desserts Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Velvet Desserts Royalty was earned and; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a Red Velvet Desserts dedicated code was used at the time of purchase (“Velvet Desserts Commission”). The Velvet Desserts Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Velvet Desserts Commission was earned. During the ten months ended October 31, 2021, Red Velvet earned $198 of royalty fees pursuant to terms of the Development Agreement. As of July 31, 2022 and October 31, 2021, $198 of accrued royalty fee was reflected under accrued expense and other liabilities in the accompanying consolidated balance sheets.

Chef Roblé & Co.

On April 13, 2021, the Company and Roblé Ali (“Roblé”), celebrity chef and reality TV personality “Chef Roblé & Co.” (collectively as “Parties”) entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”), effective the same date. The Development Agreement shall remain in effect for two years from the effective date. Pursuant to the Development Agreement, the Parties shall jointly contribute and be responsible for the development of the Roblé Meals, under the terms and conditions of the Development Agreement.

For the use of Roblé Meals and all associated intellectual property for the benefit of the Roblé Meals, the Company shall pay to Roblé the following: (i) 10% of all Net Revenue generated from the sale of the Roblé Meals (the “Roblé Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on Roblé Meals less discounts and returns. The Roblé Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Roblé Royalty was earned and; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a Roblé dedicated code was used at the time of purchase (“Roblé Commission”). Upon execution of the Development Agreement, the Company shall provide Roblé with a dedicated code to publicly share for a mutually agreed upon percent off any purchase of Home Bistro and Prime Chop brand orders. The Company shall ensure that the code is valid and in effect for the entire term. The Roblé Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Roblé Commission was earned.

In addition, subject to the terms and conditions of this Development Agreement, the Company shall pay to Roblé a guaranteed minimum compensation of $36,000 for twelve months (the “GMC”) as follows: (i) $9,000 upon the Company’s receipt and approval of all recipes submitted by Roblé; (ii) $9,000 upon the commencement of selling of the Roblé Meals (“Selling Date”); (iii) $3,000 per month for a period of six months, commencing the month immediately following the Selling Date. The total aggregate compensation paid to Roblé shall be reduced by the GMC. During the transitional period ending October 31, 2021, the first condition has been satisfied by both parties and the Company paid $9,000 the GMC. As of July 31, 2022 and October 31, 2021, there were no accrued GMC as the Selling Date has not yet occurred.

Claudia Cocina LLC

On June 22, 2021, the Company and Claudia Cocina LLC (f/s/o Claudia Sandoval), a California limited liability company (“Claudia Cocina”) (collectively as “Parties”) entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“CS Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement is effective upon signature and shall remain in effect from the first date on which the CS Meals are commercially launched (the “Launch Date”) until the last day of the month that is one year from the Launch Date (the “Initial Term”). The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) (the Initial Term and the Renewal Term, individually and together, (the “Term”)) upon mutual written consent, which consent must be provided no later than sixty days prior to the end of the current Term. The Renewal Term shall be on the same terms and conditions as provided herein for the Initial Term, except that the Guaranteed Minimum Sales and the Guaranteed Minimum Royalties (“GMR”) payable during the Renewal Term shall be mutually agreed to between the Parties. The Company issued 150,000 shares of common stock with grant date fair value of $150,000 based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement and subject to a Lock-Up Leak-Out Agreement. The Company recorded the $150,000 as deferred compensation in the accompanying consolidated balance sheet to be amortized over the term of the Development Agreement. During the nine months ended July 31, 2022, the Company expensed $121,875 of the deferred compensation as product development expense in the accompanying unaudited consolidated statement of operations. As of July 31, 2022 and October 31, 2021, there were $0 and $121,875 of deferred compensation, respectively, related to this Development Agreement.

Claudia Cocina shall receive 10% royalties on all Net Revenues (“Royalty”) generated from the sale of: (i) CS Meals; and (ii) Home Bistro and Prime Chop brand orders in which a CS dedicated code was used at the time of purchase, in accordance with the Royalty Schedule set forth in the Development Agreement. For the purpose of this Development Agreement “Net Revenue” shall be defined as gross sales of products less actual returns and refunds, which returns and refunds shall not exceed eight percent (8%) of such gross sales. In addition, the GMR for the Term shall be at least $36,000 per year in the aggregate, payable monthly at the rate of $3,000 per month or 10% of gross sales, whichever is higher for the month. The Company agrees that Royalty payments may only be credited to the year to which such payments apply (i.e., Royalty payments paid to Claudia Cocina during the first twelve months of the Agreement can only offset the GMR of the first twelve months, and not the subsequent 12-month period GMR). Payments made during any year during the Term, which are in excess of the GMR payments for the applicable year may not be credited towards another year. All GMR payments hereunder are non-refundable and are due upon the first CS Meals being launched which occurred in November 2021. During the nine months ended July 31, 2022, the Company recorded $21,000 of royalty expense related to the GMR. As July 31, 2022 and October 31, 2021, there were no accrued royalty fee.

Chef Richard Blais

On July 22, 2021 (“Effective Date”), the Company and Trail Blais, LLC (f/s/o Chef Richard Blais), celebrity chef and reality TV personality (“Chef Richard Blais”) (collectively as “Parties”), entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“Blais Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement shall remain in effect from the Effective Date until the last day of the month that is one-year from the Effective Date (“Term”), ending no later than July 30, 2022. The first twelve-month anniversary of the Development Agreement shall be deemed “Year One”. The Company shall only distribute the Blais Meals within the Term and any Renewal Term (defined below), as mutually agreed. The Company agrees that following the Term, The Company shall use best efforts to cease the distribution of all Blais Meals. The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) upon mutual written consent. The Renewal Term shall be negotiated in good faith within ninety days of the end of the Term. The Company issued 150,000 shares of common stock with grant date fair value of $172,500 based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement (see Note 12) and subject to a Lock-Up Leak-Out Agreement. The Company recorded the $172,500 as deferred compensation in the accompanying consolidated balance sheet to be amortized over the term of the Development Agreement. During the nine months ended July 31, 2022, the Company expensed $147,344 of the deferred compensation as product development expense in the accompanying unaudited consolidated statement of operations. As of July 31, 2022 and October 31, 2021, there were $0 and $147,344 of deferred compensation, respectively, related to this Development Agreement.

For the use of Chef Richard Blais and all associated intellectual property for the benefit of the Blais Meals, the Company shall pay to Blais the following: (i) 10% of all net revenue generated from the sale of Blais Meals (the “Blais Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on Blais Meals less discounts and returns. The Blais Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Blais Royalty was earned; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a Blais Dedicated Code was used at the time of purchase (“Blais Commission”). The Blais Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Blais Commission was earned and; (iii) Guaranteed Minimum Royalty. Subject to the terms and conditions of the Development Agreement, the Company shall pay to Chef Richard Blais a guaranteed minimum compensation of $75,000 for each twelve-month period the Development Agreement is in effect (“GMC”) payable monthly at the rate of $6,250 per month, beginning on the earlier of the launch of Blais Meals or ninety days after the execution of this Development Agreement. As of October 31, 2021, there was $1,815 accrued royalty fee. During the nine months ended July 31, 2022, the Company recorded $56,250 of royalty expense related to the GMR. As of July 31, 2022, there was a total of $51,815 GMR payable of which $8,065 was recorded in accrued royalty fee and $43,750 was recorded in accounts payable, were reflected under accrued expense and other liabilities in the accompanying unaudited consolidated balance sheet.

Perfect Athlete LLC

On September 15, 2021 (“Effective Date”), the Company and Perfecting Athletes, LLC (“PA” or “Perfecting Athletes”) (collectively as “Parties”), entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“PA Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement shall remain in effect from the Effective Date until the last day of the month that is two-years from the Effective Date (“Term”). The first twelve-month anniversary of the Development Agreement shall be deemed “Year One”. The Company shall only distribute the PA Meals within the Term and any Renewal Term (defined below), as mutually agreed. The Company agrees that following the Term, The Company shall use best efforts to cease the distribution of all PA Meals. The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) upon mutual written consent. The Company issued 150,000 shares of common stock with grant date fair value of $255,000 based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement and subject to a Lock-Up Leak-Out Agreement. The Company recorded the $255,000 as deferred compensation in the accompanying consolidated balance sheet to be amortized over the term of the Development Agreement. During the nine months ended July 31, 2022, the Company expensed $74,375 of the deferred compensation as product development expense in the accompanying unaudited consolidated statement of operations. As of July 31, 2022 and October 31, 2021, there were $164,687 and $239,063 of deferred compensation, respectively, related to this Development Agreement.

For the use of Perfecting Athletes and all associated intellectual property for the benefit of the PA Meals, the Company shall pay to Perfecting Athletes the following: (i) 10% of all net revenue generated from the sale of PA Meals (the “PA Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on PA Meals less discounts and returns. The PA Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the PA Royalty was earned and; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a PA Dedicated Code was used at the time of purchase (“PA Commission”). The PA Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the PA Commission was earned. During the nine months ended July 31, 2022, there were no payments made under the Development Agreement.

Spicy Mango Foodies LLC

On January 19, 2022 (“Effective Date”), the Company and Spicy Mango Foodies LLC (f/s/o Chef Priyanka Naik (“CPN”)) (collectively as “Parties”), entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“CPN Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement shall remain in effect from the Effective Date until the last day of the month that is two-year from the Effective Date (“Term”). The first twelve-month anniversary of the Development Agreement shall be deemed “Year One”. The Company shall only distribute the CPN Meals within the Term and any Renewal Term (defined below), as mutually agreed. The Company agrees that following the Term, the Company shall use best efforts to cease the distribution of all CPN Meals. The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) upon mutual written consent. The Company issued 100,000 shares of common stock with grant date fair value of $100,000 based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement. The Company shall record it as deferred compensation to be amortized over the Term of the Development Agreement. The Company recorded the $100,000 as deferred compensation in the accompanying unaudited consolidated balance sheet and is being amortized over the two-year term of the Development Agreement. During the nine months ended July 31, 2022, the Company expensed $27,083 of the deferred compensation as product development expense in the accompanying unaudited consolidated statement of operations. As of July 31, 2022, there was $72,917 of deferred compensation related to this Development Agreement.

For the use of Spicy Mango Foodies, LLC (“SMF”) and all associated intellectual property for the benefit of the CPN Meals, the Company shall pay to SMF the following: (i) 10% of all Net Revenue generated from the sale of CPN Meals (“SMF Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on CPN Meals less discounts and returns. The SMF Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the SMF Royalty was earned and; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a SMF Dedicated Code was used at the time of purchase (“SMF Commission”) and all sales derived from that account thereafter. The SMF Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the SMF Commission was earned. During the nine months ended July 31, 2022, there were no payments made under the Development Agreement.

Mini Melanie, LLC

On February 22, 2022 (“Effective Date”), the Company and Mini Melanie, LLC (f/s/o Chef Melanie Moss (“MM”)) (collectively as “Parties”), entered into a Joint Product Development and Distribution Agreement (“Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of desserts (“Moss Deserts”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement shall remain in effect from the Effective Date until the last day of the month that is one-year from the Effective Date.

For the use of MM and all associated intellectual property for the benefit of the Moss Deserts, the Company shall pay to MM 5% of all Net Revenue generated from the sale of Moss Deserts (“MM Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on Moss Deserts less discounts and returns. The MM Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the MM Royalty was earned. During the three months ended July 31, 2022, there were no payments made or owed under the Development Agreement.

Consulting Agreements

On April 1, 2021, the Company and Redstone Communications, LLC (“Redstone”) (collectively as “Parties”) entered into an agreement to provide strategic consulting services (“Agreement”). The Agreement shall remain in effect for twelve months from the effective date of April 1, 2021 until March 31, 2022. Pursuant to the Agreement, Redstone shall be paid, in cash, a monthly fee of $10,000 over the twelve months service period and received 2,000,000 shares of common stock with grant date fair value of $1,800,000 as compensation, which was recorded as deferred compensation in the accompanying consolidated balance sheet and amortized over the twelve months service period. In 2021, the Company amortized $1,050,000 of the deferred compensation. During the nine months ended July 31, 2022, the Company amortized $750,000 of the deferred compensation and was recorded as professional and consulting expense in the accompanying unaudited consolidated statement of operations. As of July 31, 2022 and October 31, 2021, the deferred compensation related to this Agreement was $0 and $750,000, respectively.

On September 10, 2021, the Company and Bench International, LLC (“Bench International”) (collectively as “Parties”) entered into an agreement to marketing consulting services (“Agreement”). The Agreement shall remain in effect for twelve months from the effective date of September 10, 2021. Pursuant to the Agreement, Bench International shall be paid, in cash, and aggregate amount of $350,000 to be paid in seven monthly instalments of $50,000 beginning September 2021 until March 2022. In 2021, the Company paid an aggregate amount of $100,000. During the nine months ended July 31, 2022, the Company paid an aggregate amount of $205,000. During the nine months ended July 31, 2022, the Company recognized $246,667 of expense related to this Agreement and recorded as selling and marketing expenses in the accompanying unaudited consolidated statement of operations. As of July 31, 2022 and October 31, 2021, the prepaid expense related to this Agreement were $0 and $41,667, respectively.

On October 1, 2021, the Company and a consultant (collectively as “Parties”) entered into a consulting agreement which shall remain in effect until April 1, 2022, unless sooner terminated as provided in the agreement, or unless extended by agreement of the Parties. Pursuant to the agreement, the Company issued warrants to purchase 500,000 of common stock (“Warrant”) with a grant date fair value of $678,253 for services rendered and was recorded as professional and consulting expenses in the accompanying consolidated statement of operations in 2021. The Warrant vested upon issuance, has an exercise price of $0.001 and expiration date of October 1, 2026. In addition, the consultant shall receive $3,000 per month, payable in cash on the first of each month commencing on the effective date.

Consulting Agreement – Related Party

On October 1, 2021, the Company and Michael Novielli through Dutchess Capital Partners, LLC (“Dutchess Capital”) (collectively as “Parties”) entered into a consulting agreement which shall remain in effect until April 1, 2022 unless sooner terminated as provided in the agreement, or unless extended by agreement of the Parties. Michael Novielli currently serves as a member of the Board of Directors and is considered a related party. Pursuant to the agreement, Dutchess Capital received warrants to purchase 1,000,000 of common stock (“Warrant”) with a grant date fair value of $1,356,507, for services rendered and was recorded as professional and consulting expenses – related party in the accompanying consolidated statement of operations. The Warrant vested upon issuance, had exercise price of $0.001 and expiration date of October 1, 2026. In addition, Dutchess Capital shall receive $10,000 per month, payable in cash on the first of each month commencing on the effective date. For the three and nine months ended July 31, 2022, professional and consulting expense – related party amounts to $30,000 and $90,000, respectively.

Lock-Up and Leak Out Agreements

In 2021 and during the nine months ended July 31, 2022, the Company and various stockholders (collectively as “Parties”) entered into a Lock-Up and Leak Out Agreement (“Lock-Up Agreements”). Pursuant to the Lock-Up Agreements, stockholders, including the stockholders’ affiliated entities, agreed that for the period beginning on the respective effective dates of their Lock-Up Agreements and ending in the period between October 2021 to June 2023 (the “Lock-Up Period”), the stockholders will not offer, sell, contract to sell, pledge, give, donate, transfer or otherwise dispose of, directly or indirectly, any shares of Company’s common stock or securities convertible into or exercisable for common stock or securities or rights convertible into or exchangeable or exercisable for any common stock, whether owned by the stockholders as the date hereof or acquired subsequent to the date hereof (collectively, the “Lock-Up Shares”), enter into a transaction which would have the same effect, or enter into any swap, hedge or other arrangement that transfers, in whole or in part, any of the economic or voting consequences of ownership of such securities, whether any such aforementioned transaction is to be settled by delivery of the Lock-Up Shares or such other securities, in cash or otherwise, or publicly disclose the intention to make any such offer, sale, pledge or disposition, or to enter into any such transaction, swap, hedge or other arrangement. During the ten-months ended October 31, 2021, as consideration for the stockholders’ execution of the Lock-Up Agreements, the Company issued an aggregate of 112,500 shares of common stock with grant date fair value of $152,626 which was recorded as deferred compensation and amortized over the Lock-Up Period. During the nine months ended July 31, 2022, as consideration for the stockholders’ execution of the Lock-Up Agreements, the Company issued an aggregate of 516,748 shares of common stock with grant date fair value of $554,273 which was recorded as deferred compensation and amortized over the Lock-Up Period (see Note 11). During the nine months ended July 31, 2022, the Company amortized $670,212 of the deferred compensation (see Note 11) and was recorded as professional and consulting expense in the accompanying unaudited consolidated statement of operations. As of July 31, 2022 and October 31, 2021, the deferred compensation related to this Agreement were $0 and $115,938, respectively.

License Agreement

On June 24, 2021, the Company entered into a licensing agreement (“License Agreement”) with Ayesha Curry (see Note 4). The License Agreement has a term of three years and renewable under the terms and conditions specified in the License Agreement. Pursuant to the License Agreement the Company shall pay Ayesha Curry a 10% royalty fee of the net sales of all licensed products sold (“Royalties”). For purposes of this License Agreement, licensed product shall be considered sold on the date upon its billed, invoiced, shipped, or paid for, or when title passes to the buyer, whichever occurs first.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Employment Agreement

On October 1, 2021, the Company entered into an employment agreement (the “Employment Agreement”) with Zalmi Scher Duchman to serve as the Company’s Chief Executive Officer. The Employment Agreement has a term of three years (“Term”) from the effective date and provides for (i) an annual salary of $120,000 and (ii) a one-time warrant grant of 2,000,000 shares of common stock, with grant a date fair value of $2,714,971 (see Note 12), which vested upon issuance, exercisable at $0.001 and expires on October 1, 2026. Mr. Duchman is entitled to vacation, sick and holiday pay and other benefits, in accordance with the Company’s policies established and in effect from time to time. The Company may terminate the Mr. Duchman for cause (as defined in Employment Agreement) by giving Mr. Duchman written notice approved by the Board of Directors (“Board”) of such termination, such notice (i) to state in detail the particular act or acts or failure or failures to act that constitute the grounds on which the proposed termination for cause is based and (ii) to be given within six months of the Board learning of such act or acts or failure or failures to act. The Employment Agreement may be terminated at Board’s discretion during the Term, provided that if Mr. Duchman is terminated without cause, the Company shall pay to Mr. Duchman an amount calculated by multiplying Mr. Duchman monthly salary, at the time of such termination, times the number of months remaining in the Term.

Lease Obligation Settlement

On February 22, 2018, the Company entered into a Surrender Agreement with a former landlord for rental obligations dating back to the year ended December 31, 2017 until the space was vacated by the Company on March 31, 2017. Upon executing the Surrender Agreement, the former landlord and the Company agreed that the total rental obligation due was $109,235. The former landlord agreed to $50,000 as full satisfaction of all obligations owed at the time of the Surrender Agreement. The Company agreed to make regular payments on the outstanding rental obligation until paid in full through September 2019; however, there is no penalty if the obligation is not fully paid by such date. As of October 31, 2021 and December 31, 2020, the balance remaining due on this obligation were $22,900 and $26,400, respectively, included in accounts payable on the accompanying consolidated balance sheets.

Put Option Agreement

On April 20, 2020, the Company and a stockholder entered into a Put Option Agreement (see Note 3), pursuant to which, among other things, the Company agreed, at the election of the stockholder, to purchase certain shares of common stock from such stockholder no sooner than two years from the date of the Put Option Agreement also referred to herein as Market Period. Pursuant to the Put Option Agreement, in the event that the stockholder does not generate $1.3 million dollars also referred to herein as Total Investment in gross proceeds from the sale of its shares of common stock by the second anniversary of the Put Option Agreement, then the stockholder has the right to cause the Company to purchase shares held by the stockholder at a price equal to the difference between the Total Investment and the net proceeds actually realized by the stockholder from shares of common stock sold during the Market Period and the number of shares of common stock held by the stockholder on the date the put right is exercised. The put right expires fourteen (14) days from end of the Market Period. In connection with the Put Option Agreement, the Company recorded a common stock repurchase obligation in the amount of $1.3 million, reflected in the accompanying consolidated balance sheets as common stock repurchase obligation, and reduction of additional paid in capital upon entering the Put Option Agreement. The repurchase obligation is re-assessed by the Company each reporting period and adjusted for the proceeds received by the stockholder from sale of common stock. During the ten months ended October 31, 2021, the Company re-assessed the repurchase obligation and pursuant to the agreement recorded a reduction of $681,726 for net proceeds realized by the stockholder on sale of Company common stock which was reclassified to additional paid in capital. As of October 31, 2021 and December 31, 2020, the Company had $0.6 and $1.3 million of common stock repurchase obligation outstanding, respectively.

Joint Product Development and Distribution Agreements

Corlich Enterprises, Inc

On September 22, 2020, the Company and Corlich Enterprises, Inc., a New Jersey corporation (“Corlich”) entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”), effective the same date, pursuant to which, among other things, Corlich agreed to provide certain commercial services (the “Services”) of Cat Cora, an American professional chef, in order for the Company and Corlich to collaboratively develop a brand of meals (the “Cat Cora Meals”). In consideration for the Services, the Company agreed to (i) pay Corlich a royalty on net revenues generated from (A) the Cat Cora Meals, and (B) Home Bistro and Prime Chop brand orders where a dedicated code is used at purchase, and (ii) issue a warrant to purchase up to 300,000 shares of common stock (see Note 12). The Development Agreement has a three-year term, unless sooner terminated pursuant to its terms.

During the first year of the Development Agreement’s term, Corlich is guaranteed a minimum royalty payment of $109,210. For the second and third year of the Development Agreement’s term, the Development Agreement estimates that Corlich will be guaranteed a minimum royalty payment of $218,380 and $436,770, respectively, subject to the achievement of the prior year’s guaranteed minimum royalty (“GMR”) payment and the parties’ agreement to negotiate in good faith a lower guaranteed minimum royalty if such guaranteed minimum royalty payment is not achieved or to otherwise terminate the Development Agreement. Royalties above the guaranteed minimum royalty are based on an increasing percentage of net revenues generated from the sale of Cat Cora Meals as certain revenue milestones are met as defined in the Distribution Agreement. The GMR is expensed to cost of sales over the term of the Development Agreement. During the ten months ended October 31, 2021, the Company paid an aggregate of $78,260. During the ten months period ended October 31, 2021 and year ended December 31, 2021, the Company recognized GMR expense of $113,753 and $36,403, respectively. As of October 31, 2021 and December 31, 2020, a total of $71,896 and $36,403 of accrued royalty fee, respectively, was reflected under accrued expense and other liabilities in the accompanying consolidated balance sheets.

Hungry Fan Brand, LLC

On February 18, 2021, the Company and Hungry Fan Brand, LLC (“Hungry Fan”) (collectively as “Parties”) entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”), effective the same date. The Development Agreement shall remain in effect for twelve months from the effective. Pursuant to the Development Agreement, the Parties shall jointly contribute and be responsible for the development of the Hungry Fan Meals, under the terms and conditions of the Development Agreement.

For the use of Hungry Fan Meals and all associated intellectual property for the benefit of the Hungry Fan Meals, the Company shall pay to Hungry Fan the following: (i) 10% of all Net Revenue generated from the sale of the Hungry Fan Meals (the “Hungry Fan Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on Hungry Fan Meals less discounts and returns. The Hungry Fan Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Hungry Fan Royalty was earned and; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a Hungry Fan dedicated code was used at the time of purchase (“Hungry Fan Commission”). Upon execution of the Development Agreement, the Company shall provide Hungry Fan with a dedicated code to publicly share for a mutually agreed upon percent off any purchase of Home Bistro and Prime Chop brand orders. The Company shall ensure that the code is valid and in effect for the entire Term. The Hungry Fan Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Hungry Fan Commission was earned.

In addition, subject to the terms and conditions of this Development Agreement, the Company shall pay to Hungry Fan a guaranteed minimum compensation of $24,000 over twelve months (the “GMC”), to be paid in installments of $2,000 per month, by the 10th business day of the following month in which the Hungry Fan Commission was earned. The Parties agree that the Hungry Fan Royalty shall be credited against the Guarantee received to date. As of October 31, 2021, $1,000 of accrued royalty fee was reflected under accrued expense and other liabilities in the accompanying consolidated balance sheet.

Red Velvet XOXO, LLC

On March 19, 2021, the Company and Red Velvet XOXO LLC, a New York corporation (“Red Velvet”) (collectively as “Parties”) entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”), effective the same date. The Development Agreement shall remain in effect for twelve months from the effective date unless sooner terminated as defined in the Development Agreement, or unless extended by mutual agreement of the Parties. Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of desserts, marketed and sold exclusively utilizing Red Velvet’s recipes (the “Red Velvet Desserts”) under the Home Bistro label, under the terms and conditions of the Development Agreement.

For the use of Red Velvet Desserts and all associated intellectual property for the benefit of the Red Velvet Desserts, Bistro shall pay to Red Velvet the following: (i) 10% of all Net Revenue generated from the sale of the Red Velvet Desserts (the “Velvet Desserts Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on Red Velvet Desserts less discounts and returns. The Velvet Desserts Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Velvet Desserts Royalty was earned and; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a Red Velvet Desserts dedicated code was used at the time of purchase (“Velvet Desserts Commission”). The Velvet Desserts Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Velvet Desserts Commission was earned. During the ten months ended October 31, 2021, Red Velvet earned $198 of royalty fees pursuant to terms of the Development Agreement. As of October 31, 2021, $198 of accrued royalty fee was reflected under accrued expense and other liabilities in the accompanying consolidated balance sheet.

Chef Roblé & Co.

On April 13, 2021, the Company and Roblé Ali (“Roblé”), celebrity chef and reality TV personality “Chef Roblé & Co.” (collectively as “Parties”) entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”), effective the same date. The Development Agreement shall remain in effect for two years from the effective date. Pursuant to the Development Agreement, the Parties shall jointly contribute and be responsible for the development of the Roblé Meals, under the terms and conditions of the Development Agreement.

For the use of Roblé Meals and all associated intellectual property for the benefit of the Roblé Meals, the Company shall pay to Roblé the following: (i) 10% of all Net Revenue generated from the sale of the Roblé Meals (the “Roblé Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on Roblé Meals less discounts and returns. The Roblé Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Roblé Royalty was earned and; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a Roblé dedicated code was used at the time of purchase (“Roblé Commission”). Upon execution of the Development Agreement, the Company shall provide Roblé with a dedicated code to publicly share for a mutually agreed upon percent off any purchase of Home Bistro and Prime Chop brand orders. The Company shall ensure that the code is valid and in effect for the entire term. The Roblé Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Roblé Commission was earned.

In addition, subject to the terms and conditions of this Development Agreement, the Company shall pay to Roblé a guaranteed minimum compensation of $36,000 for twelve months (the “GMC”) as follows: (i) $9,000 upon the Company’s receipt and approval of all recipes submitted by Roblé; (ii) $9,000 upon the commencement of selling of the Roblé Meals (“Selling Date”); (iii) $3,000 per month for a period of six months, commencing the month immediately following the Selling Date. The total aggregate compensation paid to Roblé shall be reduced by the GMC. During the ten months ended October 31, 2021, the first condition has been satisfied by both parties and the Company paid $9,000 the GMC. As of October 31, 2021, there were no accrued GMC.

Claudia Cocina LLC

On June 22, 2021, the Company and Claudia Cocina LLC (f/s/o Claudia Sandoval), a California limited liability company (“Claudia Cocina”) (collectively as “Parties”) entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“CS Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement is effective upon signature and shall remain in effect from the first date on which the CS Meals are commercially launched (the “Launch Date”) until the last day of the month that is one year from the Launch Date (the “Initial Term”). The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) (the Initial Term and the Renewal Term, individually and together, (the “Term”)) upon mutual written consent, which consent must be provided no later than sixty days prior to the end of the current Term. The Renewal Term shall be on the same terms and conditions as provided herein for the Initial Term, except that the Guaranteed Minimum Sales and the Guaranteed Minimum Royalties (“GMR”) payable during the Renewal Term shall be mutually agreed to between the Parties. The Company issued 150,000 shares of common stock with grant date fair value of $150,000 based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement (see Note 12) and subject to a Lock-Up Leak-Out Agreement. The Company recorded the $150,000 as deferred compensation in the accompanying consolidated balance sheet to be amortized over the term of the Development Agreement. During the ten months ended October 31, 2021, the Company expensed $28,125 of the deferred compensation as product development expense in the accompanying consolidated statement of operations. As of October 31, 2021, there was $121,875 of deferred compensation related to this Development Agreement.

Claudia Cocina shall receive 10% royalties on all Net Revenues (“Royalty”) generated from the sale of: (i) CS Meals; and (ii) Home Bistro and Prime Chop brand orders in which a CS dedicated code was used at the time of purchase, in accordance with the Royalty Schedule set forth in the Development Agreement. For the purpose of this Development Agreement “Net Revenue” shall be defined as gross sales of products less actual returns and refunds, which returns and refunds shall not exceed eight percent (8%) of such gross sales. In addition, the GMR for the Term shall be at least $36,000 per year in the aggregate, payable monthly at the rate of $3,000 per month or 10% of gross sales, whichever is higher for the month. The Company agrees that Royalty payments may only be credited to the year to which such payments apply (i.e., Royalty payments paid to Claudia Cocina during the first twelve months of the Agreement can only offset the GMR of the first twelve months, and not the subsequent 12-month period GMR). Payments made during any year during the Term, which are in excess of the GMR payments for the applicable year may not be credited towards another year. All GMR payments hereunder are non-refundable and are due upon the first CS Meals being launched which did not occur by October 31, 2021. As October 31, 2021, there were no payments accrued or paid under the Development Agreement.

Chef Richard Blais

On July 22, 2021 (“Effective Date”), the Company and Trail Blais, LLC (f/s/o Chef Richard Blais), celebrity chef and reality TV personality (“Chef Richard Blais”) (collectively as “Parties”), entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“Blais Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement shall remain in effect from the Effective Date until the last day of the month that is one-year from the Effective Date (“Term”), ending no later than July 30, 2022. The first twelve-month anniversary of the Development Agreement shall be deemed “Year One”. The Company shall only distribute the Blais Meals within the Term and any Renewal Term (defined below), as mutually agreed. The Company agrees that following the Term, The Company shall use best efforts to cease the distribution of all Blais Meals. The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) upon mutual written consent. The Renewal Term shall be negotiated in good faith within ninety days of the end of the Term. The Company issued 150,000 shares of common stock with grant date fair value of $172,500 based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement (see Note 12) and subject to a Lock-Up Leak-Out Agreement. The Company recorded the $172,500 as deferred compensation in the accompanying consolidated balance sheet to be amortized over the term of the Development Agreement. During the ten months ended October 31, 2021, the Company expensed $25,156 of the deferred compensation as product development expense in the accompanying consolidated statement of operations. As of October 31, 2021, there was $147,344 of deferred compensation related to this Development Agreement.

For the use of Chef Richard Blais and all associated intellectual property for the benefit of the Blais Meals, the Company shall pay to Blais the following: (i) 10% of all net revenue generated from the sale of Blais Meals (the “Blais Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on Blais Meals less discounts and returns. The Blais Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Blais Royalty was earned; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a Blais Dedicated Code was used at the time of purchase (“Blais Commission”). The Blais Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Blais Commission was earned and; (iii) Guaranteed Minimum Royalty. Subject to the terms and conditions of the Development Agreement, the Company shall pay to Chef Richard Blais a guaranteed minimum compensation of $75,000 for each twelve-month period the Development Agreement is in effect (“GMC”) payable monthly at the rate of $6,250 per month, beginning on the earlier of the launch of Blais Meals or ninety days after the execution of this Development Agreement. During the ten months ended October 31, 2021, there were no payments made under the Development Agreement and the royalty expenses was not significant.

Perfect Athlete LLC

On September 15, 2021 (“Effective Date”), the Company and Perfecting Athletes, LLC (“PA” or “Perfecting Athletes”) (collectively as “Parties”), entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“PA Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement shall remain in effect from the Effective Date until the last day of the month that is two-years from the Effective Date (“Term”). The first twelve-month anniversary of the Development Agreement shall be deemed “Year One”. The Company shall only distribute the PA Meals within the Term and any Renewal Term (defined below), as mutually agreed. The Company agrees that following the Term, The Company shall use best efforts to cease the distribution of all PA Meals. The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) upon mutual written consent. The Company issued 150,000 shares of common stock with grant date fair value of $172,500 based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement (see Note 12) and subject to a Lock-Up Leak-Out Agreement. The Company recorded the $255,000 as deferred compensation in the accompanying consolidated balance sheet to be amortized over the term of the Development Agreement. During the ten months ended October 31, 2021, the Company expensed $15,938 of the deferred compensation as product development expense in the accompanying consolidated statement of operations. As of October 31, 2021, there was $239,063 of deferred compensation related to this Development Agreement.

For the use of Perfecting Athletes and all associated intellectual property for the benefit of the PA Meals, the Company shall pay to Perfecting Athletes the following: (i) 10% of all net revenue generated from the sale of PA Meals (the “PA Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on PA Meals less discounts and returns. The PA Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the PA Royalty was earned and; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a PA Dedicated Code was used at the time of purchase (“PA Commission”). The PA Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the PA Commission was earned. During the ten months ended October 31, 2021, there were no payments made under the Development Agreement.

Consulting Agreements

On April 1, 2021, the Company and Redstone Communications, LLC (“Redstone”) (collectively as “Parties”) entered into an agreement to provide strategic consulting services (“Agreement”). The Agreement shall remain in effect for twelve months from the effective date of April 1, 2021 until March 31, 2022. Pursuant to the Agreement, Redstone shall be paid, in cash, a monthly fee of $10,000 over the twelve months service period and received 2,000,000 shares of common stock with grant date fair value of $1,800,000 as compensation, which was recorded as deferred compensation in the accompanying consolidated balance sheet and amortized over the twelve months service period (see Note 12). During the ten months ended October 31, 2021, the Company amortized $1,050,000 of the deferred compensation and was recorded as professional and consulting expense in the accompanying consolidated statement of operations. As of October 31, 2021, the deferred compensation related to this Agreement was $750,000 which will be expensed over a period of five months.

On September 10, 2021, the Company and Bench International, LLC (“Bench International”) (collectively as “Parties”) entered into an agreement to marketing consulting services (“Agreement”). The Agreement shall remain in effect for twelve months from the effective date of September 10, 2021. Pursuant to the Agreement, Bench International shall be paid, in cash, and aggregate amount of $350,000 to be paid in seven monthly installments of $50,000 beginning September 2021 until March 2022. During the ten months ended October 31, 2021, the Company paid an aggregate amount of $100,000. During the ten months ended October 31, 2021, the Company recognized $58,333 of expense related to this Agreement and recorded as selling and marketing expenses in the accompanying consolidated statement of operations. As of October 31, 2021, the prepaid expense related to this Agreement was $41,667.

On October 1, 2021, the Company and a consultant (collectively as “Parties”) entered into a consulting agreement which shall remain in effect until April 1, 2022, unless sooner terminated as provided in the agreement, or unless extended by agreement of the Parties. Pursuant to the agreement, the Company issued warrants to purchase 500,000 of common stock (“Warrant”) with a grant date fair value of $678,253 for services rendered (see Note 12) and was recorded as professional and consulting expenses in the accompanying consolidated statement of operations. The Warrant vested upon issuance, has an exercise price of $0.001 and expiration date of October 1, 2026. In addition, the consultant shall receive $3,000 per month, payable in cash on the first of each month commencing on the effective date.

Consulting Agreement – Related Party

On October 1, 2021, the Company and Michael Novielli through Dutchess Capital Partners, LLC (“Dutchess Capital”) (collectively as “Parties”) entered into a consulting agreement which shall remain in effect until April 1, 2022 unless sooner terminated as provided in the agreement, or unless extended by agreement of the Parties. Michael Novielli currently serves as a member of the Board of Directors and is considered a related party (see Note 11). Pursuant to the agreement, Dutchess Capital received warrants to purchase 1,000,000 of common stock (“Warrant”) with a grant date fair value of $1,356,507 (see Note 12), for services rendered and was recorded as professional and consulting expenses – related party in the accompanying consolidated statement of operations. The Warrant vested upon issuance, had exercise price of $0.001 and expiration date of October 1, 2026 In addition, Dutchess Capital shall receive $10,000 per month, payable in cash on the first of each month commencing on the effective date.

Lock-Up and Leak Out Agreements

During the ten-months ended October 31, 2021, the Company and various stockholder (collectively as “Parties”) entered into a Lock-Up and Leak Out Agreement (“Lock-Up Agreements”). Pursuant to the Lock-Up Agreements, stockholders, including the stockholders’ affiliated entities, agrees that for the period beginning on the respective effective dates of their Lock-Up Agreements and ending in the period between October 2021 to June 2023 (the “Lock-Up Period”), the stockholders will not offer, sell, contract to sell, pledge, give, donate, transfer or otherwise dispose of, directly or indirectly, any shares of Company’s common stock or securities convertible into or exercisable for common stock or securities or rights convertible into or exchangeable or exercisable for any common stock, whether owned by the stockholders as the date hereof or acquired subsequent to the date hereof (collectively, the “Lock-Up Shares”), enter into a transaction which would have the same effect, or enter into any swap, hedge or other arrangement that transfers, in whole or in part, any of the economic or voting consequences of ownership of such securities, whether any such aforementioned transaction is to be settled by delivery of the Lock-Up Shares or such other securities, in cash or otherwise, or publicly disclose the intention to make any such offer, sale, pledge or disposition, or to enter into any such transaction, swap, hedge or other arrangement. During the ten-months ended October 31, 2021, in connection with the Lock-Up Agreements, the Company issued an aggregate of 112,500 shares of common stock with grant date fair value of $152,626 which was recorded as deferred compensation and amortized over the Lock-Up Period (see Note 12). During the ten months ended October 31, 2021, the Company amortized $36,688 of the deferred compensation and was recorded as interest expense in the accompanying consolidated statement of operations. As of October 31, 2021, the deferred compensation related to this Agreement was $115,938 which will be amortized over the remaining Lock-Up Period of three months.

Registration Rights Agreement

The Company also entered into a Registration Rights Agreement (“Registration Agreement”) in connection with the December 2020 Agreements II (see Note 5). Pursuant to which the Company is required to prepare and file with the SEC a Registration Statement or Registration Statements (as is necessary) covering the resale of all of the Registrable Securities, which Registration Statement(s) shall state that, in accordance with Rule 415 promulgated under the Securities Act, such Registration Statement also covers such indeterminate number of additional shares of Securities as may become issuable upon stock splits, stock dividends or similar transactions. The Company shall initially register for resale all of the Registerable Securities, or an amount equal to the maximum amount allowed under Rule 415 (a)(1)(i) as interpreted by the SEC. In the event the Company cannot register sufficient shares of Securities, due to the remaining number of authorized shares of Securities being insufficient, the Company will use its best efforts to register the maximum number of shares it can base on the remaining balance of authorized shares and will use its best efforts to increase the number of its authorized shares as soon as reasonably practicable.